ACCRUED EXPENSES AND OTHER LIABILITIES	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]	NOTE 5 - ACCRUED EXPENSES AND OTHER LIABILITIES
	June 30,	December 31,
	2013	2012

Employees and payroll accruals	$111	$77
Accrued expenses	44	29
Other	2	2
	$157	$108